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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564


                            Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Mid Cap Growth Fund
          SCHEDULE OF INVESTMENTS  12/31/2007 (unaudited)

Shares                                                     Value

          COMMON STOCKS - 99.3 %
          Energy - 15.3 %
          Oil & Gas Drilling - 1.8 %
237,000   Helmerich & Payne, Inc.                       $9,496,590
          Oil & Gas Equipment & Services - 2.8 %
206,200   Weatherford International, Inc. *             $14,145,320
          Oil & Gas Exploration & Production - 8.0 %
115,200   Devon Energy Corp.                            $10,242,432
194,700   Noble Affiliates, Inc.                         15,482,544
224,000   Southwestern Energy Co. *                      12,481,280
124,700   Veneco, Inc. *                                 2,485,271
                                                        $40,691,527
          Oil & Gas Refining & Marketing - 1.2 %
125,000   Tesoro Petroleum Corp.                        $5,962,500
          Oil & Gas Storage & Transportation - 1.5 %
450,000   EL PASO Corp.                                 $7,758,000
          Total Energy                                  $78,053,937
          Materials - 4.8 %
          Diversified Metals & Mining - 3.4 %
170,725 Freeport-McMoRan Copper & Gold, Inc. (Class B)$17,489,069 Industrial Gases - 1.4 %
73,000    Air Products & Chemicals, Inc.                $7,199,990
          Total Materials                               $24,689,059
          Capital Goods - 10.7 %
          Aerospace & Defense - 2.5 %
121,200   L-3 Communications Holdings, Inc.             $12,839,928
          Electrical Component & Equipment - 0.5 %
48,200    Thomas & Betts Corp. *                        $2,363,728
          Industrial Conglomerates - 1.8 %
130,700   Textron, Inc.                                 $9,318,910
          Industrial Machinery - 5.9 %
126,900   Dover Corp.                                   $5,848,821
158,200   ITT Corp.                                      10,447,528
186,150   Parker Hannifin Corp.                          14,018,957
                                                        $30,315,306
          Total Capital Goods                           $54,837,872
          Consumer Services - 5.3 %
          Casinos & Gaming - 1.9 %
223,000   International Game Technology                 $9,796,390
          Restaurants - 3.4 %
246,300   Wendy's International, Inc.                   $6,364,392
284,400   Yum! Brands, Inc.                              10,883,988
                                                        $17,248,380
          Total Consumer Services                       $27,044,770
          Media - 3.4 %
          Advertising - 0.9 %
91,600    Omnicom Group, Inc.                           $4,353,748
          Broadcasting & Cable TV - 1.5 %
66,500    Liberty Media Holding Corp. *                 $7,746,585
          Publishing - 1.0 %
95,300    Meredith Corp.                                $5,239,594
          Total Media                                   $17,339,927
          Retailing - 6.3 %
          Apparel Retail - 6.3 %
197,000   Abercrombie & Fitch Co.                       $15,754,090
579,200   TJX Companies, Inc.                            16,640,416
                                                        $32,394,506
          Total Retailing                               $32,394,506
          Food & Drug Retailing - 2.0 %
          Hypermarkets & Supercenters - 2.0 %
297,600   BJ'S Wholesale Club, Inc. *                   $10,067,808
          Total Food & Drug Retailing                   $10,067,808
          Food Beverage & Tobacco - 5.7 %
          Soft Drinks - 2.3 %
170,100   Fomento Economico Mexicano SA de C.V.         $6,492,717
116,200   Hansen Natural Corp. * (b)                     5,146,498
                                                        $11,639,215
          Tobacco - 3.4 %
202,800   Loews Corp., Carolina Group                   $17,298,840
          Total Food Beverage & Tobacco                 $28,938,055
          Health Care Equipment & Services - 5.5 %
          Health Care Equipment - 2.9 %
107,200   Edwards Lifesciences Group *                  $4,930,128
139,932   Insulet Corp. *                                3,285,603
380,000   Thoratec Corp. *                               6,912,200
                                                        $15,127,931
          Health Care Services - 1.3 %
122,000   Quest Diagnostics, Inc.                       $6,453,800
          Managed Health Care - 1.3 %
109,300   Coventry Health Care, Inc. *                  $6,476,025
          Total Health Care Equipment & Services        $28,057,756
          Pharmaceuticals & Biotechnology - 8.2 %
          Biotechnology - 1.5 %
389,300   Cubist Pharmaceuticals, Inc. * (b)            $7,984,543
          Life Sciences Tools & Services - 3.5 %
149,400   Charles River Laboratories International, Inc.$9,830,520
140,000   Thermo Fisher Scientific, Inc. *               8,075,200
                                                        $17,905,720
          Pharmaceuticals - 3.2 %
349,521   Teva Pharmaceutical Industries, Ltd.          $16,245,736
          Total Pharmaceuticals & Biotechnology         $42,135,999
          Diversified Financials - 10.2 %
          Asset Management & Custody Banks - 4.2 %
30,600    Affiliated Managers Group, Inc. * (b)         $3,594,276
197,400   Federated Investors, Inc. *                    8,124,984
134,000   Legg Mason, Inc.                               9,802,100
                                                        $21,521,360
          Investment Banking & Brokerage - 6.0 %
190,000   Bear Stearns Companies, Inc. *                $16,767,500
200,000   Investment Technology, Inc. *                  9,518,000
112,900   Lazard, Ltd.                                   4,592,772
                                                        $30,878,272
          Total Diversified Financials                  $52,399,632
          Insurance - 0.9 %
          Reinsurance - 0.9 %
127,400   Platinum Underwriter Holdings, Ltd.           $4,530,344
          Total Insurance                               $4,530,344
          Software & Services - 6.4 %
          Application Software - 4.6 %
82,800    Amdocs, Ltd. *                                $2,854,116
251,900   Autodesk, Inc. *                               12,534,544
201,500   Citrix Systems, Inc. *                         7,659,015
20,000    Nuance Communications, Inc. *                    373,600
                                                        $23,421,275
          Internet Software & Services - 1.8 %
274,900   Akamai Technologies, Inc. * (b)               $9,511,540
          Total Software & Services                     $32,932,815
          Technology Hardware & Equipment - 7.5 %
          Semiconductor Equipment - 2.9 %
171,300   MEMC Electronic Materials, Inc. *             $15,158,337
          Communications Equipment - 4.6 %
384,300   F5 Networks, Inc. *                           $10,960,236
375,800   Juniper Networks, Inc. *                       12,476,560
                                                        $23,436,796
          Total Technology Hardware & Equipment         $38,595,133
          Semiconductors - 7.0 %
          Semiconductors - 7.0 %
251,800   Analog Devices, Inc.                          $7,982,060
400,000   Infineon Technologies (A.D.R.) * (b)           4,656,000
210,700   Intersil Holding Corp.                         5,157,936
227,800   Linear Technology Corp.                        7,250,874
263,200   National Semiconductor Corp. (b)               5,958,848
520,000   SGC Holding Corp. * (b)                        4,617,600
                                                        $35,623,318
          Total Semiconductors                          $35,623,318
          TOTAL COMMON STOCKS
          (Cost  $419,719,183)                          $507,640,931

          TEMPORARY CASH INVESTMENTS - 6.7 %
          Repurchase Agreement - 0.8 %
3,900,000 Lehman Brothers, 0.75%, dated 12/31/07, repurchase price of $3,900,000 plus accrued interest on 1/2/08
          collateralized by $2,983,000 U.S. Treasury Bill,
          3.875%, 1/15/09                               $3,900,000

          Securities Lend Collateral - 5.9 %
30,419,579Securities Lending Investment Fund, 5.19%     $30,419,579
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $34,319,579)                           $34,319,579
          TOTAL INVESTMENT IN SECURITIES - 106.0%
          (Cost  $454,038,762) (a)                      $541,960,510
          OTHER ASSETS AND LIABILITIES - (6.0)%         $(30,686,396)
          TOTAL NET ASSETS - 100.0%                     $511,274,114


*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $454,736,248 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cos$   97,271,340

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value  (10,047,078)

          Net unrealized gain                           $87,224,262

(b)       At December 31, 2007, the following securities were out on loan:

Shares                       Security                      Value
30,222    Affiliated Managers Group, Inc. *             $     3,549,876
256,406   Akamai Technologies, Inc. *                         8,871,648
128,024   Cubist Pharmaceuticals, Inc. *                      2,625,772
9,141     Hansen Natural Corp. *                                 404,855
396,000   Infineon Technologies (A.D.R.) *                    4,609,440
219,687   National Semiconductor Corp.                        4,973,714
431,195   SGC Holding Corp. *                                 3,829,012
                                                        $   28,864,317



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.